Loans Payable - Schedule of Loans Payable (Parentheticals) (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Future Receivables Financing Agreement with Cedar Advance LLC [Member]
Schedule of Loans Payable [Line Items]
Interest bearing, maturity date	Jun. 01, 2025	Jun. 01, 2025
Future Receivables Financing Agreement with Pawn Funding [Member]
Schedule of Loans Payable [Line Items]
Interest bearing, maturity date	Jun. 01, 2025	Jun. 01, 2025
Future receivables financing agreement with Slate Advance LLC [Member]
Schedule of Loans Payable [Line Items]
Interest bearing, maturity date	Dec. 01, 2025	Dec. 01, 2025
Future receivables financing agreement with Meged Funding Group [Member]
Schedule of Loans Payable [Line Items]
Interest bearing, maturity date	Jul. 01, 2025	Jul. 01, 2025
Channel Partners Capital LLC Loan [Member]
Schedule of Loans Payable [Line Items]
Interest bearing, maturity date	May 14, 2026	May 14, 2026
Interest rate	$ 2,155	$ 2,986
Future receivables financing agreement with Arin Funding LLC [Member]
Schedule of Loans Payable [Line Items]
Interest bearing, maturity date	Sep. 29, 2025	Sep. 29, 2025
Interest rate	$ 19,718	$ 40,739
OnDeck Capital Loan [Member]
Schedule of Loans Payable [Line Items]
Interest bearing, maturity date	Nov. 27, 2025	Nov. 27, 2025
Interest rate	$ 1,817	$ 3,244
Future receivables financing agreement with Casa Capital [Member]
Schedule of Loans Payable [Line Items]
Interest bearing, maturity date	Oct. 21, 2025	Oct. 21, 2025
Interest rate	$ 16,420	$ 0
Future receivables financing agreement with Fenix Funding LLC [Member]
Schedule of Loans Payable [Line Items]
Interest bearing, maturity date	Sep. 09, 2025	Sep. 09, 2025
Interest rate	$ 6,943	$ 0
Headway Capital Line of Credit [Member]
Schedule of Loans Payable [Line Items]
Interest bearing, maturity date	Feb. 09, 2027	Feb. 09, 2027
Interest rate	$ 4.17	$ 4.17